Composition of Certain Financial Statement Items - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Composition Of Certain Financial Statement Items [Abstract]
Depreciation expenses	$ 2.9	$ 2.4	$ 5.6	$ 4.7	$ 10.1	$ 7.1	$ 3.9
Amortization expense for intangible assets					$ 0.0	$ 0.6	$ 0.2